Cover	Oct. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2026
Entity File Number	811-22072
Entity Registrant Name	NXG Cushing® Midstream Energy Fund
Entity Central Index Key	0001400897
Entity Tax Identification Number	35-2303963
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Energy Square
Entity Address, Address Line Two	4925 Greenville Avenue
Entity Address, Address Line Three	Suite 1310
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75206
City Area Code	214
Local Phone Number	692-6334
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	SRV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false